Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Class A
Trading Symbol	TORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 2,499,678,888
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
[1]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Class C
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Class C
Trading Symbol	TORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	1.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.92%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 2,499,678,888
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
[2]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Institutional Class
Trading Symbol	TORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 2,499,678,888
Holdings Count | $ / shares	29
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$2,499,678,888
Number of Holdings	29
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)*
Targa Resources Corp.	11.1%
Cheniere Energy, Inc.	8.5%
The Williams Companies, Inc.	7.8%
ONEOK, Inc.	7.6%
MPLX LP	7.6%
Energy Transfer LP	7.2%
Kinder Morgan, Inc.	4.8%
Plains GP Holdings L.P.	4.9%
Pembina Pipeline Corporation	4.8%
Enbridge, Inc.	4.7%
[3]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Class A
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	Class A
Trading Symbol	INFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.37%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.37%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 524,659,321
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
[4]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Class C
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	Class C
Trading Symbol	INFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.12%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.12%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 524,659,321
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
[5]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure and Income Fund
Class Name	Institutional Class
Trading Symbol	INFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure and Income Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.12%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 524,659,321
Holdings Count | $ / shares	43
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$524,659,321
Number of Holdings	43
Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)*
MPLX LP	7.2%
Cheniere Energy, Inc.	7.1%
Targa Resources Corp.	5.0%
Energy Transfer LP	4.9%
ONEOK, Inc.	4.9%
Plains GP Holdings L.P.	4.7%
The Williams Companies, Inc.	4.7%
Enterprise Products Partners LP	4.5%
EQT Corporation	3.7%
ConocoPhillips	3.6%
[6]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Class A
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Class A
Trading Symbol	ECOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ecofin Global Renewables Infrastructure Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.18%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 272,591,946
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$272,591,946
Number of Holdings	32
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)*
Clearway Energy, Inc.	5.9%
ERG SpA	5.7%
NextEra Energy Partners LP	5.4%
Dominion Energy, Inc.	5.3%
NextEra Energy, Inc.	5.2%
Neoen SA	5.1%
ReNew Energy Global PLC	5.0%
Exelon Corp.	5.0%
Edison International	4.9%
Avista Corp.	4.4%
[7]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	ECOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ecofin Global Renewables Infrastructure Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etp.tortoiseadvisors.com/resource-center/fund-documents/. You can also request this information by contacting us at
1-913-981-1020 or info@tortoiseadvisors.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoiseadvisors.com
Additional Information Website	https://etp.tortoiseadvisors.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.93%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://etp.tortoiseadvisors.com/resource-center/fund-documents/ for more recent performance information.
Net Assets	$ 272,591,946
Holdings Count | $ / shares	32
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$272,591,946
Number of Holdings	32
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Issuers	(%)*
Clearway Energy, Inc.	5.9%
ERG SpA	5.7%
NextEra Energy Partners LP	5.4%
Dominion Energy, Inc.	5.3%
NextEra Energy, Inc.	5.2%
Neoen SA	5.1%
ReNew Energy Global PLC	5.0%
Exelon Corp.	5.0%
Edison International	4.9%
Avista Corp.	4.4%
[8]
Updated Prospectus Web Address	https://etp.tortoiseadvisors.com/resource-center/fund-documents/

[1]
*	Percentages are listed as a % of net assets.

[2]
*	Percentages are listed as a % of net assets.

[3]
*	Percentages are listed as a % of net assets.

[4]
*	Percentages are listed as a % of net assets.

[5]
*	Percentages are listed as a % of net assets.

[6]
*	Percentages are listed as a % of net assets.

[7]
*	Percentages are listed as a % of net assets.

[8]
*	Percentages are listed as a % of net assets.